STOCKHOLDERS EQUITY (USD $)	Preferred Stock	Common Stock	Stock Warrants	Accumulated Deficit	Total
Beginning balance, amount at Dec. 31, 2011		$ 14,192	$ 20,826,934	$ (24,377,514)	$ 1,589,170
Beginning balance, shares at Dec. 31, 2011	65	14,192,496
Issuance of stock options to employees	150,367			150,367
Issuance of stock options to employees, shares	150,367
Issuance of stock options for services, shares	75,098
Issuance of stock options for services, amount	75,098
Issuance of common stock for services, shares	40,000	44,760
Issuance of common stock for services, amount	40	44,800
Reclassification for options previously recorded as warrants, shares	(768,883)	0
Reclassification for options previously recorded as warrants	768,883
Net loss for the period, shares	(454,553)
Net loss for the period	(454,553)				(454,553)
Ending balance, amount at Dec. 31, 2012	0	14,232	20,058,051	(24,832,067)	1,404,882
Ending balance, shares at Dec. 31, 2012	65	14,232,496
Issuance of stock options to employees	7,720
Issuance of stock options to employees, shares	7,720
Issuance of stock options for services, shares	70,961	11,827
Issuance of stock options for services, amount	(59,134)
Issuance of common stock for services, shares	40,000	68,860
Issuance of common stock for services, amount	40	68,900
Issuance of common stock for employment severance, shares	500,000	504,500	0
Issuance of common stock for employment severance, amount	500	(505,000)
Issuance of common stock for correction of prior issue, shares	1,000	(1)
Issuance of common stock for correction of prior issue, amount	1	0
Reclassification for options previously recorded as warrants, shares	(1,910,002)	0
Reclassification for options previously recorded as warrants	1,910,002
Consulting Services Expense, shares	330,192
Consulting Services, Expense, amount	330,192
Net loss for the period, shares	215,847
Net loss for the period	215,847				215,847
Ending balance, amount at Dec. 31, 2013	$ 0	$ 14,773	$ 18,148,049	$ (24,616,220)	$ 2,039,368
Ending balance, shares at Dec. 31, 2013	65	14,773,496